Current and long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Breakdown of current and non-current portion of debt outstanding
The following is a breakdown of the current and non-current portion of our debt outstanding as of December 31, 2025 and December 31, 2024:

	At December 31,
In thousands of U.S. dollars	2025	2024
Current portion of bank debt (1)	$—	$122,797
Sale and leaseback liabilities (2)	19,121	8,592
Current portion of long-term debt	19,121	131,389

Non-current portion of bank debt and bonds (3)	600,083	665,887
Sale and leaseback liabilities (4)	—	64,691
	$619,204	$861,967
(1)The current portion at December 31, 2024 was net of unamortized deferred financing fees of $1.2 million.
(2)The current portion at December 31, 2025 was net of prepaid interest of $0.1 million. The current portion at December 31, 2024 was net of unamortized deferred financing fees of $0.1 million and prepaid interest of $0.3 million.
(3)The non-current portion at December 31, 2025 was net of unamortized deferred financing fees of $9.1 million. The non-current portion at December 31, 2024 was net of unamortized deferred financing fees of $13.7 million.
(4)The non-current portion at December 31, 2024 was net of unamortized deferred financing fees of $0.8 million.
The following is a roll-forward of the activity within debt (current and non-current), by facility, for the year ended December 31, 2025:

		Activity				Balance as of December 31, 2025 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2024	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of December 31, 2025	Current	Non-Current
2023 $225.0 Million Revolving Credit Facility	165,675	—	(92,305)	—	73,370	—	73,370
2023 $49.1 Million Credit Facility	41,010	—	(13,846)	—	27,164	—	27,164
2023 $117.4 Million Credit Facility	91,883	—	(51,023)	—	40,860	—	40,860
2023 $1.0 Billion Credit Facility	351,213	—	(137,620)	—	213,593	—	213,593
2023 $94.0 Million Credit Facility	83,242	—	(28,998)	—	54,244	—	54,244
Ocean Yield Lease Financing	22,209	—	(3,141)	129	19,197	19,197	—
2021 Ocean Yield Lease Financing	52,216	—	(52,216)	—	—	—	—
Unsecured Senior Notes Due 2025	70,545	—	(70,571)	26	—	—	—
Unsecured Senior Notes Due 2030	—	200,000	—	—	200,000	—	200,000
	$877,993	$200,000	$(449,720)	$155	$628,428	$19,197	$609,231
Less: deferred financing fees	(15,754)	(3,451)	—	10,057	(9,148)	—	(9,148)
Less: prepaid interest expense	(272)	—	196	—	(76)	(76)	—
Total	$861,967	$196,549	$(449,524)	$10,212	$619,204	$19,121	$600,083
(1)    Primarily relates to non-cash accretion, write-offs, amortization or other adjustments on (i) debt or lease obligations assumed as part of a previous acquisition, (ii) the carrying values of certain sale and leaseback arrangements related to the notifications to exercise purchase options; and (iii) our Unsecured Senior Notes Due 2025, as discussed below.
The following table sets forth the components of our financial expenses for the years ended December 31, 2025, 2024, and 2023:

	For the year ended December 31,
In thousands of U.S. dollars	2025	2024	2023
Interest expense on debt, net of capitalized interest (1)	$67,205	$91,696	$158,286
Amortization of deferred financing fees	6,986	9,236	7,292
Loss on extinguishment of debt and write-off of deferred financing fees (2)	5,899	8,525	16,525
Accretion of premiums and discounts on debt (3)	41	82	1,128
Total financial expenses	$80,131	$109,539	$183,231
 (1) The decrease in interest expense, net of capitalized interest during the year ended December 31, 2025 is attributable to a reduction in our average debt as a result of our continued focus on deleveraging. Our average indebtedness decreased to $0.9 billion during the year ended December 31, 2025, as compared to $1.2 billion during the year ended December 31, 2024.
The decrease in interest expense, net of capitalized interest during the year ended December 31, 2024 is attributable to a reduction in our average debt as a result of our focus on deleveraging given the cash flows generated from the strong market conditions that began in 2022. Our average indebtedness decreased to $1.2 billion during the year ended December 31, 2024, as compared to $1.9 billion during the year ended December 31, 2023.
There was no capitalized interest during the years ended December 31, 2025 and 2024, and a nominal amount of capitalized interest during the year ended December 31, 2023.
(2) The loss on extinguishment of debt and write-off of deferred financing fees during the year ended December 31, 2025 includes (i) $4.5 million of write-offs of deferred financing fees related to the unscheduled debt and lease repayments during the year, (ii) $1.3 million in costs related to the extinguishment of debt during the year, and (iii) $0.1 million relating to write-offs of the discounts related to the unscheduled debt and lease repayments during the year.
The loss on extinguishment of debt and write-off of deferred financing fees during the year ended December 31, 2024 includes (i) $6.2 million of write-offs of deferred financing fees related to the unscheduled debt and lease repayments during the year and (ii) $2.3 million in costs related to the extinguishment of debt during the year.
The loss on extinguishment of debt and write-off of deferred financing fees during the year ended December 31, 2023 include (i) $10.2 million in costs related to the extinguishment of debt, (ii) $4.3 million of write-offs of deferred financing fees related to the unscheduled debt and lease repayments during the year, (iii) $2.7 million relating to write-offs of the discounts related to the unscheduled debt and lease repayments during the year, (iv) $0.8 million of accelerated effective interest on right of use liabilities related to unscheduled lease payments during the year, offset by (v) a gain of $1.5 million related to the adjustment of the carrying values of certain sale and leaseback arrangements related to the notifications to exercise purchase options.
(3) The accretion of premiums and discounts primarily represents the accretion or amortization of the fair value adjustments relating to the indebtedness assumed as part of the 2017 acquisition of Navig8 Product Tankers Inc.